Performance Management	Apr. 28, 2025
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 5.31% Q2 2020 Worst Quarter: (3.72%) Q1 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (10/10/19)
Before taxes	4.95%	1.92%	1.94%
After taxes on distributions	3.25%	0.92%	0.94%
After taxes on distributions and sale of shares	2.91%	1.04%	1.05%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.35%)
Bloomberg US 1-5 Year Corporate Bond Index	4.95%	1.99%	2.01%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.74% Q2 2020 Worst Quarter: (6.96%) Q1 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.96%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (10/10/19)
Before taxes	3.32%	0.85%	0.94%
After taxes on distributions	1.21%	(0.52%)	(0.41%)
After taxes on distributions and sale of shares	1.95%	0.07%	0.14%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.35%)
Bloomberg US 5-10 Year Corporate Bond Index	3.21%	0.89%	1.00%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 6.70% Q4 2023 Worst Quarter: (5.85%) Q1 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.85%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	1.26%	(0.38%)	1.28%
After taxes on distributions	(0.34%)	(1.54%)	0.17%
After taxes on distributions and sale of shares	0.74%	(0.76%)	0.50%
Comparative Index (reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L). The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 4.54% Q4 2023 Worst Quarter: (6.08%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	1.95%	1.82%	2.18%
After taxes on distributions	0.72%	0.32%	1.08%
After taxes on distributions and sale of shares	1.15%	0.77%	1.21%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)	1.84%	1.87%	2.24%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 2.89% Q3 2024 Worst Quarter: (2.49%) Q1 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.89%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.49%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	4.00%	1.32%	1.32%
After taxes on distributions	2.20%	0.41%	0.58%
After taxes on distributions and sale of shares	2.34%	0.62%	0.69%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 7.15% Q1 2020 Worst Quarter: (5.36%) Q1 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.15%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.36%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	1.33%	(0.20%)	1.08%
After taxes on distributions	(0.20%)	(1.12%)	0.23%
After taxes on distributions and sale of shares	0.78%	(0.53%)	0.46%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg US Treasury 3-10 Year Index	1.26%	(0.16%)	1.14%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 21.46% Q1 2020 Worst Quarter: (13.51%) Q1 2021
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.46%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.51%)
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (10/10/19)
Before taxes	(6.30%)	(5.25%)	(5.94%)
After taxes on distributions	(7.94%)	(6.32%)	(6.98%)
After taxes on distributions and sale of shares	(3.69%)	(4.25%)	(4.72%)
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.35%)
Bloomberg US Long Treasury Index	(6.41%)	(5.20%)	(5.89%)

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 7.25% Q4 2023 Worst Quarter: (3.65%) Q3 2023
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.65%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (10/12/22)
Before taxes	1.14%	4.47%
After taxes on distributions	1.14%	4.47%
After taxes on distributions and sale of shares	2.03%	4.20%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Municipal Bond Index	1.05%	4.78%
ICE AMT-Free Core U.S. National Municipal Index	1.26%	4.52%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Ultra-Short Income ETF | Schwab Ultra-Short Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, once available, please see
www.schwabassetmanagement.com/prospectus.

Performance One Year or Less [Text]	Because the fund has not completed a full calendar year of operations, no performance figures are given.
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus